Advances to joint ventures	9 Months Ended
Sep. 30, 2021
Advances to joint ventures
Advances to joint ventures

8. Advances to joint ventures

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Current portion of advances to joint ventures	$4,410	$3,284
Long-term advances to joint ventures	—	869
Advances/shareholder loans to joint ventures	$4,410	$4,153

The Partnership had advances of $3.5 million and $3.3 million due from SRV Joint Gas Ltd. as of September 30, 2021 and December 31, 2020, respectively. The Partnership had advances of $0.9 million and $0.9 million due from SRV Joint Gas Two Ltd. as September 30, 2021 and December 31, 2020. The joint ventures repaid the original principal of all shareholder loans during 2016. As of September 30, 2021, and December 31, 2020, the outstanding balances are accrued interest on the shareholder loans.

As of September 30, 2017, the joint ventures suspended payments on the shareholder loans pending the outcome of the boil-off claim, which was settled in December 2020. The suspension of payments on the shareholder loans is currently being re-evaluated. Based on the final settlement of the boil-off claim made in December 2020, in addition to meeting certain conditions for making distributions as described below, the outstanding balances on the shareholder loans due from SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. have been classified as current as of September 30, 2021. Refer to note 14 under “Joint ventures boil-off settlement.” The advances, including accrued interest, can be repaid based on available cash after servicing of long-term bank debt. There are no financial covenants in the joint ventures’ bank debt facilities, but certain other covenants and restrictions apply. Certain conditions apply to making distributions for the shareholder loans or dividends, including meeting a 1.20 historical and projected debt service coverage ratio. As of September 30, 2021, both the 1.20 historical and projected debt service coverage ratios were met by SRV Joint Gas Ltd and SRV Joint Gas Two Ltd. As a result, both SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. qualify to make payments on the shareholder loans or other distributions.